Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Transaction [Abstract]
Schedule of related parties with whom the group conducted significant transactions and relationship
Related parties	Relationship
Fanhua Inc. (“Fanhua”)	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with the Group.
Fanhua Lianxing Insurance Sales Co., Ltd. (“Fanhua Lianxing”)	Subsidiary of Fanhua Inc.
Shenzhen Red Lake Shengchuang Investment LLP (“Shengchuang”)	Ultimately controlled by Mr. Tang Jianping who was a minority shareholder of Zhonghui which was a subsidiary of Puyi then. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. (“Jinhui”)	Mr. Tang Jianping is the executive partner of this entity. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Fanhua Yuntong Enterprise Management Advisory (Shenzhen) Co., Ltd. (“Fanhua Yuntong”)	Subsidiary of Fanhua Inc.

Schedule of related party transactions
	Years ended June 30,
	Note	2020	2021	2022	2022
		RMB	RMB	RMB	US$
Loan provided to related parties
Shengchuang	a	718	-	-	-
Jinhui	b	119	-	-	-
Subtotal		837	-	-	-

Repayment of loan from related parties
Shengchuang	a	175	-	-	-
Jinhui	b	5	-	-	-
Subtotal		180	-	-	-

Other services
Insurance consulting service income accrued from Fanhua Lianxing	c	-	1,146	9,439	1,409
Insurance consulting service income received from Fanhua Lianxing	c	-	494	7,831	1,169
Trust consulting service income accrued from Fanhua Lianxing	d	-	-	1,425	213
Trust consulting service income received in advance from Fanhua Lianxing	d	-	-	3,010	449

Selling expense
Promotion expense accrued to Fanhua Yuntong	e	-	-	1,243	186
Promotion expense paid to Fanhua Yuntong	e	-	-	975	146

(a)	Zhonghui provided interest free loans to Shengchuang from December 2019 to June 2020. As we disposed Zhonghui in December 2020, this entity was not our related party since then.

(b)	Zhonghui provided interest free loans to Jinhui from February 2020 to June 2020. As we disposed Zhonghui in December 2020, this entity was not our related party since then.

(c)	Starting from January 2021, the Group cooperated with Fanhua Lianxing and provided insurance consulting service.

(d)	Starting from January 2022, the Group cooperated with Fanhua Lianxing and provided trust consulting service.

(e)	Starting from August 2021, the Group cooperated with Fanhua Yuntong and Fanhua Yuntong provided client referral service to us.

Schedule of amounts due from related parties
	As of June 30,
	Note	2021	2022	2022
		RMB	RMB	US$

Fanhua Lianxing	c	721	2,895	432
Total		721	2,895	432

	As of June 30,
	Note	2021	2022	2022
		RMB	RMB	US$

Fanhua Lianxing	d	-	(1,500)	(224)
Total		-	(1,500)	(224)

	As of June 30,
	Note	2021	2022	2022
		RMB	RMB	US$

Fanhua Yuntong	e	-	(292)	(44)
Total		-	(292)	(44)